Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
GMO U.S. Treasury Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Liquidity and safety of principal with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses <br/>(expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2023, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio securities.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”In addition to Direct U.S. Treasury Obligations, the Fund typically invests to a lesser extent in money market funds unaffiliated with GMO and in other fixed income securities that are backed (explicitly or implicitly) by the full faith and credit of the U.S. government or the governments of other developed countries, including but not limited to U.S. and non-U.S. agency securities and securities issued by the Federal Home Loan Bank and the World Bank.The Fund also may enter into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest. The counterparties in repurchase agreements and reverse repurchase agreements are typically brokers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security (or other collateral) that it can realize in the event of the counterparty’s insolvency or inability or unwillingness to pay.In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.The Fund is not a money market fund and is not subject to the maturity, quality, diversification, disclosure, reporting, and other requirements applicable to money market funds under Rule 2a-7 under the Investment Company Act of 1940.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns <br/>Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:0.93%1Q 2020Lowest Quarter:-0.31%1Q 2022Year-to-Date:1.25%As of3/31/2023
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>Periods Ending December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
GMO U.S. Treasury Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Treasury Fund | Market Risk Fixed Income [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).
GMO U.S. Treasury Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.
GMO U.S. Treasury Fund | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.
GMO U.S. Treasury Fund | Management and Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO U.S. Treasury Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO U.S. Treasury Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.08%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.12%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	64
10 Years	rr_ExpenseExampleYear10	$ 150
2013	rr_AnnualReturn2013	0.11%
2014	rr_AnnualReturn2014	0.06%
2015	rr_AnnualReturn2015	0.11%
2016	rr_AnnualReturn2016	0.53%
2017	rr_AnnualReturn2017	0.86%
2018	rr_AnnualReturn2018	1.95%
2019	rr_AnnualReturn2019	2.19%
2020	rr_AnnualReturn2020	1.29%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.31%)
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	0.79%
Incept.	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO U.S. Treasury Fund | Return After Taxes on Distributions | GMO U.S. Treasury Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Incept.	rr_AverageAnnualReturnSinceInception	0.35%
GMO U.S. Treasury Fund | Return After Taxes on Distributions and Sale of Shares | GMO U.S. Treasury Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	0.45%
Incept.	rr_AverageAnnualReturnSinceInception	0.35%
GMO U.S. Treasury Fund | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Incept.	rr_AverageAnnualReturnSinceInception	0.57%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2024 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.